Document and Entity Information	6 Months Ended
Jun. 27, 2026
Document and Entity Information
Document Type	6-K
Document Period End Date	Jun. 27, 2026
Entity Registrant Name	SMITH & NEPHEW plc
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Entity Central Index Key	0000845982
Amendment Flag	false